Income Tax And Social Contribution - Summary of Deferred Taxes (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Deferred tax assets		R$ 47,393	R$ 31,346
Beginning balance		31,346	13,487
to profit and loss		16,046	17,859
Ending balance		47,391	31,346
Deferred tax liabilities
Deferred tax liabilities		(4,641)	(5,086)
Estimated revenue		(427)	(622)
Beginning balance		(5,086)	(3,883)
to profit and loss		445	(1,203)
Ending balance		(4,641)	(5,086)
Tax Losses [Member]
Deferred tax assets
Deferred tax assets		19,777	13,102
Beginning balance		13,102	6,066
to profit and loss		6,675	7,036
Ending balance		19,777	13,102
Interest Expense on Obligation for Acquisition [Member]
Deferred tax assets
Beginning balance		3,190	2,121
to profit and loss		0	1,069
Ending balance		3,190	3,190
Management Contract [Member]
Deferred tax assets
Beginning balance		2,419	1,382
to profit and loss		1,036	1,037
Ending balance		3,455	2,419
Leases [Member]
Deferred tax liabilities
Deferred tax liabilities		(845)	(984)
Beginning balance		(984)	(351)
to profit and loss		139	(633)
Ending balance		(845)	(984)
RSU [Member]
Deferred tax assets
Deferred tax assets		3,771	3,103
Beginning balance		3,103	2,188
to profit and loss		668	915
Ending balance		3,771	3,103
Other [Member]
Deferred tax assets
Deferred tax assets		4,364	3,615
Financial Revenue [Member]
Deferred tax liabilities
Deferred tax liabilities		(2,565)	(2,287)
Beginning balance		(2,287)	(1,147)
to profit and loss		(279)	(1,140)
Ending balance		(2,566)	(2,287)
Estimated Revenue [Member]
Deferred tax liabilities
Deferred tax liabilities		(804)	(1,193)
Estimated Revenue [Member]
Deferred tax liabilities
Beginning balance		(1,815)	(2,385)
to profit and loss		585	570
Ending balance		(1,230)	(1,815)
Contingent consideration [member]
Deferred tax assets
Deferred tax assets		12,836	5,849
Income Tax [Member]
Deferred tax liabilities
Deferred tax liabilities		(4,214)	(4,464)
Taxes And Contribution [Member]
Deferred tax liabilities
Deferred tax liabilities		(427)	(622)
Interest expense on obligation [Member]
Deferred tax assets
Deferred tax assets		3,190	3,190
Amortization [Member]
Deferred tax assets
Deferred tax assets		3,455	2,419
Other [Member]
Deferred tax assets
Beginning balance	[1]	9,532	1,730
to profit and loss	[1]	7,668	7,802
Ending balance	[1]	R$ 17,199	R$ 9,532

[1]	Comprises mainly deferred taxes related to interest expense on obligation for ownership acquisition, amortization on management contracts and contingent consideration.